Prudential Investment Portfolios, Inc. 14
655 Broad Street
Newark, New Jersey 07102

December 21, 2016

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Prudential Investment Portfolios, Inc. 14: Form N-1A Post-Effective Amendment No. 66 to the Registration Statement under the Securities Act of 1933; Amendment No. 69 to the Registration Statement under the Investment Company Act of 1940
Securities Act File No. 002-82976 and Investment Company Act File No. 811-03712

Dear Sir or Madam:

On behalf of Prudential Government Income Fund (the “Fund”), a series of Prudential Investment Portfolios, Inc. 14 (the “Registrant”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), transmitted herewith for filing is Post-Effective Amendment No. 66 to the Registration Statement under the 1933 Act and Amendment No. 69 to the Registration Statement under the 1940 Act (the “Amendment”).

This filing is being made pursuant to Rule 485(a)(1) under the 1933 Act in order to add a new share class, designated Class T, to the Fund.

The Fund intends to file a subsequent post-effective amendment (the “Subsequent Amendment”) on or before February 14, 2017 pursuant to Rule 485(b) under the 1933 Act, to include certain other exhibits, as well as non-material financial and other information, and information responsive to any comments from the staff of the Securities and Exchange Commission (the “Staff”) regarding the Amendment filed herewith.

To assist you with the review of this filing, we note that the staff of the Securities and Exchange Commission recently reviewed Post-Effective Amendment No. 61 to the Fund’s Registration Statement filed on June 9, 2016 (the “Prior Amendment”) and the Amendment includes the Fund’s responses to the staff’s comments to Prior Amendment as outlined in the SEC Correspondence dated

August 5, 2016 with respect to the Fund. The Amendment includes substantially similar disclosure to the Prior Amendment except with respect to the new marked disclosure that relates to Class T shares.

Please note that this filing is intended to serve as the Template Filing for the other Prudential Investments Mutual Funds for which Class T shares will be registered. A request for Template Filing Relief is being submitted separately. Since the Amendment is substantially similar to the Post-Effective Amendments of mutual funds in the Prudential Mutual Fund complex that were recently reviewed by the Staff, we request that the Amendment receive “no review” or limited review if deemed necessary by the staff, except with respect to the sections that the Registrant has noted as being substantially different.

If you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Staff’s review, please contact me at 973-802-5032. Thank you for your assistance in this matter.

Sincerely yours,

/s/ Claudia DiGiacomo

Claudia DiGiacomo

Vice President and Corporate Counsel